Consolidated cash flow statement (Parenthetical) - GBP (£) £ in Millions	Sep. 30, 2026	Sep. 30, 2025
Condensed Cash Flow Statements, Captions [Line Items]
Cash and cash equivalents	£ 308
Bank overdrafts	£ 30	£ 0